Benefit Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Entity Information [Line Items]
Schedule Of Defined Benefit Plans Disclosures
The following table (in thousands) presents information for the nine months ended September 30, 2017, relating to the Pension Plans:

Net unfunded status of plans:
Net unfunded status at December 31, 2016, before tax adjustments	$(57,395)
Net benefit cost components reflected in net unfunded status during first quarter:
Service cost	(1,836)
Interest cost	(6,327)
Expected return on assets	11,167
Actuarial valuation adjustment	80
Employer contributions	7,211
Net unfunded status at March 31, 2017, before tax adjustments	$(47,100)
Net benefit cost components reflected in net unfunded status during second quarter:
Service cost	(1,836)
Interest cost	(6,326)
Expected return on assets	11,168
Net unfunded status at June 30, 2017, before tax adjustments	$(44,094)
Net benefit cost components reflected in net unfunded status during third quarter:
Service cost	(1,836)
Interest cost	(6,326)
Expected return on assets	11,168
Net unfunded status at September 30, 2017, before tax adjustments	$(41,088)

Regulatory assets related to pensions(1):
Regulatory assets at December 31, 2016, before tax adjustments	$223,705
Amount reclassified through net benefit cost:
Amortization of prior service cost	(1,060)
Amortization of net actuarial loss	(3,300)
Settlements(2)	(146)
Actuarial valuation adjustment	(80)
Regulatory assets at March 31, 2017, before tax adjustments	$219,119
Amount reclassified through net benefit cost:
Amortization of prior service cost	(1,060)
Amortization of net actuarial loss	(3,299)
Regulatory assets at June 30, 2017, before tax adjustments	$214,760
Amount reclassified through net benefit cost:
Amortization of prior service cost	(1,060)
Amortization of net actuarial loss	(3,298)
Regulatory assets at September 30, 2017, before tax adjustments	$210,402

(1)
Amounts that would otherwise be charged/credited to Accumulated Other Comprehensive Income or Loss upon application of ASC 715, “Compensation – Retirement Benefits,” are recorded as a regulatory asset or liability because IPL has historically recovered and currently recovers pension and other postretirement benefit expenses in rates. These are unrecognized amounts not yet recognized as components of net periodic benefit costs.

(2)	The settlement loss of $0.1 million for the three months ended March 31, 2017 was the result of a lump sum distribution paid out of the Supplemental Retirement Plan.

The following table presents information relating to the Pension Plans:

	Pension benefits as of December 31,
	2016	2015
	(In Thousands)
Change in benefit obligation:
Projected benefit obligation at January 1	$723,887	$748,421
Service cost	7,018	8,314
Interest cost	25,815	29,638
Actuarial loss (gain)	9,718	(31,989)
Amendments (primarily increases in pension bands)	—	5,409
Settlements	—	(395)
Benefits paid	(34,613)	(35,511)
Projected benefit obligation at December 31	731,825	723,887
Change in plan assets:
Fair value of plan assets at January 1	647,573	657,239
Actual return on plan assets	45,520	1,074
Employer contributions	15,950	25,166
Settlements	—	(395)
Benefits paid	(34,613)	(35,511)
Fair value of plan assets at December 31	674,430	647,573
Unfunded status	$(57,395)	$(76,314)
Amounts recognized in the statement of financial position:
Noncurrent liabilities	$(57,395)	$(76,314)
Net amount recognized at end of year	$(57,395)	$(76,314)
Sources of change in regulatory assets (1):
Prior service cost arising during period	$—	$5,409
Net loss arising during period	7,690	11,757
Amortization of prior service cost	(5,183)	(4,867)
Amortization of loss	(13,896)	(14,096)
Total recognized in regulatory assets (1)	$(11,389)	$(1,797)
Amounts included in regulatory assets (1):
Net loss	$203,047	$209,252
Prior service cost	20,658	25,842
Total amounts included in regulatory assets	$223,705	$235,094

(1) Represents amounts included in regulatory assets yet to be recognized as components of net prepaid (accrued) benefit costs.

Information For Pension Plans With A Benefit Obligation In Excess Of Plan Assets

	Pension benefits as of December 31,
	2016	2015
	(In Thousands)
Benefit obligation	$731,825	$723,887
Plan assets	674,430	647,573
Benefit obligation in excess of plan assets	$57,395	$76,314

Information For Pension Plans With An Accumulated Benefit Obligation In Excess Of Plan Assets

	Pension benefits as of December 31,
	2016	2015
	(In Thousands)
Accumulated benefit obligation	$720,901	$712,297
Plan assets	674,430	647,573
Accumulated benefit obligation in excess of plan assets	$46,471	$64,724

Schedule Of Net Periodic Benefit Costs
The following table presents net periodic benefit cost information relating to the Pension Plans combined:

	For the Three Months Ended,		For the Nine Months Ended,
	September 30,		September 30,
	2017	2016	2017	2016
	(In Thousands)		(In Thousands)
Components of net periodic benefit cost:
Service cost	$1,836	$1,754	$5,508	$5,263
Interest cost	6,326	6,454	18,979	19,362
Expected return on plan assets	(11,168)	(10,873)	(33,503)	(32,620)
Amortization of prior service cost	1,060	1,296	3,180	3,888
Amortization of actuarial loss	3,298	3,474	9,897	10,422
Settlements	—	—	146	—
Net periodic benefit cost	$1,352	$2,105	$4,207	$6,315

In addition, IPL provides postretirement health care benefits to certain active or retired employees and the spouses of certain active or retired employees. These postretirement health care benefits and the related unfunded obligation of $7.3 million and $6.8 million at September 30, 2017 and December 31, 2016, respectively, were not material to the Financial Statements in the periods covered by this report.

	Pension benefits for years ended December 31,
	2016	2015		2014
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$7,018	$8,314		$7,231
Interest cost	25,815	29,638		31,154
Expected return on plan assets	(43,492)	(44,819)		(41,893)
Amortization of prior service cost	5,183	4,867		4,853
Recognized actuarial loss	13,896	13,890		9,710
Recognized settlement loss	—	206	—	—
Total pension cost	8,420	12,096		11,055
Less: amounts capitalized	1,187	1,403		1,426
Amount charged to expense	$7,233	$10,693		$9,629
Rates relevant to each year’s expense calculations:
Discount rate – defined benefit pension plan	4.42%	4.06%		4.92%
Discount rate – supplemental retirement plan	4.19%	3.82%		4.64%
Expected return on defined benefit pension plan assets	6.75%	6.75%		7.00%
Expected return on supplemental retirement plan assets	6.75%	6.75%		7.00%

Schedule Of Asset Allocation Guidelines	The following table summarizes the Company’s target pension plan allocation for 2016:

Asset Category:	Target Allocations
Equity Securities	60%
Debt Securities	40%

Schedule Of Fair Value Of Pension Plan Assets

	Fair Value Measurements at
	December 31, 2016
	(in thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)%
Short-term investments	$78	$78	$—	—%
Mutual funds:
U.S. equities	329,877	329,877	—	49%
International equities	58,833	58,833	—	9%
Fixed income	230,926	230,926	—	34%
Fixed income securities:
U.S. Treasury securities	54,716	54,716	—	8%
Total	$674,430	$674,430	$—	100%

	Fair Value Measurements at
	December 31, 2015
	(in thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)%
Short-term investments	$176	$176	$—	—%
Mutual funds:
U.S. equities	318,368	318,368	—	49%
International equities	60,751	60,751	—	10%
Fixed income	215,325	215,325	—	33%
Fixed income securities:
U.S. Treasury securities	52,953	52,953	—	8%
Total	$647,573	$647,573	$—	100%

Schedule Of Expected Benefit Payments	Expected benefit payments are expected to be paid out of the Pension Plans as follows:

Year	Pension Benefits
(In Thousands)
2017	$39,624
2018	41,043
2019	42,527
2020	43,745
2021	45,084
2022 through 2026	235,759

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Schedule Of Defined Benefit Plans Disclosures
The following table (in thousands) presents information for the nine months ended September 30, 2017, relating to the Pension Plans:

Net unfunded status of plans:
Net unfunded status at December 31, 2016, before tax adjustments	$(57,395)
Net benefit cost components reflected in net unfunded status during first quarter:
Service cost	(1,836)
Interest cost	(6,327)
Expected return on assets	11,167
Actuarial valuation adjustment	80
Employer contributions	7,211
Net unfunded status at March 31, 2017, before tax adjustments	$(47,100)
Net benefit cost components reflected in net unfunded status during second quarter:
Service cost	(1,836)
Interest cost	(6,326)
Expected return on assets	11,168
Net unfunded status at June 30, 2017, before tax adjustments	$(44,094)
Net benefit cost components reflected in net unfunded status during third quarter:
Service cost	(1,836)
Interest cost	(6,326)
Expected return on assets	11,168
Net unfunded status at September 30, 2017, before tax adjustments	$(41,088)

Regulatory assets related to pensions(1):
Regulatory assets at December 31, 2016, before tax adjustments	$223,705
Amount reclassified through net benefit cost:
Amortization of prior service cost	(1,060)
Amortization of net actuarial loss	(3,300)
Settlements(2)	(146)
Actuarial valuation adjustment	(80)
Regulatory assets at March 31, 2017, before tax adjustments	$219,119
Amount reclassified through net benefit cost:
Amortization of prior service cost	(1,060)
Amortization of net actuarial loss	(3,299)
Regulatory assets at June 30, 2017, before tax adjustments	$214,760
Amount reclassified through net benefit cost:
Amortization of prior service cost	(1,060)
Amortization of net actuarial loss	(3,298)
Regulatory assets at September 30, 2017, before tax adjustments	$210,402

(1)
Amounts that would otherwise be charged/credited to Accumulated Other Comprehensive Income or Loss upon application of ASC 715, “Compensation – Retirement Benefits,” are recorded as a regulatory asset or liability because IPL has historically recovered and currently recovers pension and other postretirement benefit expenses in rates. These are unrecognized amounts not yet recognized as components of net periodic benefit costs.

(2)	The settlement loss of $0.1 million for the three months ended March 31, 2017 was the result of a lump sum distribution paid out of the Supplemental Retirement Plan.

	Pension benefits as of December 31,
	2016	2015
	(In Thousands)
Change in benefit obligation:
Projected benefit obligation at January 1	$723,887	$748,421
Service cost	7,018	8,314
Interest cost	25,815	29,638
Actuarial loss (gain)	9,718	(31,989)
Amendments (primarily increases in pension bands)	—	5,409
Settlements	—	(395)
Benefits paid	(34,613)	(35,511)
Projected benefit obligation at December 31	731,825	723,887
Change in plan assets:
Fair value of plan assets at January 1	647,573	657,239
Actual return on plan assets	45,520	1,074
Employer contributions	15,950	25,166
Settlements	—	(395)
Benefits paid	(34,613)	(35,511)
Fair value of plan assets at December 31	674,430	647,573
Unfunded status	$(57,395)	$(76,314)
Amounts recognized in the statement of financial position:
Noncurrent liabilities	$(57,395)	$(76,314)
Net amount recognized at end of year	$(57,395)	$(76,314)
Sources of change in regulatory assets (1):
Prior service cost arising during period	$—	$5,409
Net loss arising during period	7,690	11,757
Amortization of prior service cost	(5,183)	(4,867)
Amortization of loss	(13,896)	(14,096)
Total recognized in regulatory assets (1)	$(11,389)	$(1,797)
Amounts included in regulatory assets (1):
Net loss	$203,047	$209,252
Prior service cost	20,658	25,842
Total amounts included in regulatory assets	$223,705	$235,094

(1) Represents amounts included in regulatory assets yet to be recognized as components of net prepaid (accrued) benefit costs.

Information For Pension Plans With A Benefit Obligation In Excess Of Plan Assets

	Pension benefits as of December 31,
	2016	2015
	(In Thousands)
Benefit obligation	$731,825	$723,887
Plan assets	674,430	647,573
Benefit obligation in excess of plan assets	$57,395	$76,314

Information For Pension Plans With An Accumulated Benefit Obligation In Excess Of Plan Assets

	Pension benefits as of December 31,
	2016	2015
	(In Thousands)
Accumulated benefit obligation	$720,901	$712,297
Plan assets	674,430	647,573
Accumulated benefit obligation in excess of plan assets	$46,471	$64,724

Schedule Of Net Periodic Benefit Costs
The following table presents net periodic benefit cost information relating to the Pension Plans combined:

	For the Three Months Ended,		For the Nine Months Ended,
	September 30,		September 30,
	2017	2016	2017	2016
	(In Thousands)		(In Thousands)
Components of net periodic benefit cost:
Service cost	$1,836	$1,754	$5,508	$5,263
Interest cost	6,326	6,454	18,979	19,362
Expected return on plan assets	(11,168)	(10,873)	(33,503)	(32,620)
Amortization of prior service cost	1,060	1,296	3,180	3,888
Amortization of actuarial loss	3,298	3,474	9,897	10,422
Settlements	—	—	146	—
Net periodic benefit cost	$1,352	$2,105	$4,207	$6,315

	Pension benefits for years ended December 31,
	2016	2015	2014
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$7,018	$8,314	$7,231
Interest cost	25,815	29,638	31,154
Expected return on plan assets	(43,492)	(44,819)	(41,893)
Amortization of prior service cost	5,183	4,867	4,853
Recognized actuarial loss	13,896	13,890	9,710
Recognized settlement loss	—	206	—
Total pension cost	8,420	12,096	11,055
Less: amounts capitalized	1,187	1,403	1,426
Amount charged to expense	$7,233	$10,693	$9,629
Rates relevant to each year’s expense calculations:
Discount rate – defined benefit pension plan	4.42%	4.06%	4.92%
Discount rate – supplemental retirement plan	4.19%	3.82%	4.64%
Expected return on defined benefit pension plan assets	6.75%	6.75%	7.00%
Expected return on supplemental retirement plan assets	6.75%	6.75%	7.00%

Schedule Of Asset Allocation Guidelines

Asset Category:	Target Allocations
Equity Securities	60%
Debt Securities	40%

Schedule Of Fair Value Of Pension Plan Assets

	Fair Value Measurements at
	December 31, 2016
	(in thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)%
Short-term investments	$78	$78	$—	—%
Mutual funds:
U.S. equities	329,877	329,877	—	49%
International equities	58,833	58,833	—	9%
Fixed income	230,926	230,926	—	34%
Fixed income securities:
U.S. Treasury securities	54,716	54,716	—	8%
Total	$674,430	$674,430	$—	100%

	Fair Value Measurements at
	December 31, 2015
	(in thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)%
Short-term investments	$176	$176	$—	—%
Mutual funds:
U.S. equities	318,368	318,368	—	49%
International equities	60,751	60,751	—	10%
Fixed income	215,325	215,325	—	33%
Fixed income securities:
U.S. Treasury securities	52,953	52,953	—	8%
Total	$647,573	$647,573	$—	100%

Schedule Of Expected Benefit Payments

Year	Pension Benefits
(In Thousands)
2017	$39,624
2018	41,043
2019	42,527
2020	43,745
2021	45,084
2022 through 2026	235,759